HEDGING FINANCIAL INSTRUMENTS - Change in value used for calculating hedge ineffectiveness (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedging instruments	$ 0.0	$ 0.0	$ 0.0
Fair value hedges | At FVTOCI
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedging instruments	45.7	(174.1)	(20.5)
Cash flow hedges | Forecast transaction (capital expenditures)
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedging instruments	31.0	(5.0)	(39.9)
Hedges of net investments in foreign operations | Net investments in foreign operations
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedging instruments	(335.1)	(793.8)	(618.2)
Interest rate futures contracts | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedging instruments	(45.7)	174.1	20.5
Forward exchange contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedging instruments	0.0	5.0	39.9
Foreign currency deposits | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedging instruments	(31.0)	0.0	0.0
Bank loans | Hedges of net investments in foreign operations
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedging instruments	$ 335.1	$ 793.8	$ 618.2